Deferred income tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 526,913	S/ 188,236	S/ 140,332
Income tax on dividends	40,829	26,076	33,020
Deferred - (Income) Expense	(37,490)	100,053	102,244
Income Tax	S/ 530,252	S/ 314,365	S/ 275,596